Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	100 Months Ended	113 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000011548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000065127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000011562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011563
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000129401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000011555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000011556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000113792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000156275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000110150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000110149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000198829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000110152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000138838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000163600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000163598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
Without Sales Load [Member] | C000011548
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	0.25%				3.78%
Without Sales Load [Member] | C000155931
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	(0.59%)				3.12%
Without Sales Load [Member] | C000011549
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%	0.52%				4.08%
Without Sales Load [Member] | C000065127
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%	(0.25%)				3.34%
Without Sales Load [Member] | C000011562
Average Annual Return [Line Items]
Average Annual Return, Percent	54.17%	0.33%				14.55%
Without Sales Load [Member] | C000155934
Average Annual Return [Line Items]
Average Annual Return, Percent	53.03%	(0.42%)		15.19%
Without Sales Load [Member] | C000011563
Average Annual Return [Line Items]
Average Annual Return, Percent	54.56%	0.61%				14.87%
Without Sales Load [Member] | C000113795
Average Annual Return [Line Items]
Average Annual Return, Percent	53.33%	(0.17%)				13.95%
Without Sales Load [Member] | C000129401
Average Annual Return [Line Items]
Average Annual Return, Percent	54.73%	0.72%				14.97%
Without Sales Load [Member] | C000011555
Average Annual Return [Line Items]
Average Annual Return, Percent	10.92%	7.10%				6.76%
Without Sales Load [Member] | C000155933
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%	6.25%				6.08%
Without Sales Load [Member] | C000011556
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	7.43%				7.09%
Without Sales Load [Member] | C000113792
Average Annual Return [Line Items]
Average Annual Return, Percent	10.34%	6.55%				6.22%
Without Sales Load [Member] | C000156275
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%	7.46%				7.14%
Without Sales Load [Member] | C000110150
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	5.02%				5.08%
Without Sales Load [Member] | C000155936
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%	4.21%				4.47%
Without Sales Load [Member] | C000110149
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	5.38%				5.46%
Without Sales Load [Member] | C000198829
Average Annual Return [Line Items]
Average Annual Return, Percent	7.14%	5.41%	4.63%
Without Sales Load [Member] | C000110152
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	4.75%				4.82%
Without Sales Load [Member] | C000138838
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%	5.43%				5.50%
Without Sales Load [Member] | C000163600
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	3.14%			2.28%
Without Sales Load [Member] | C000163598
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	3.21%			2.42%
Without Sales Load [Member] | C000163599
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%	3.27%			2.47%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%				14.71%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%		14.32%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%				14.71%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%				14.71%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%				14.71%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.27%	13.54%				11.91%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.27%	13.54%				11.91%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.27%	13.54%				11.91%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.27%	13.54%				11.91%
Morgan Stanley Index: MSCI All Country World Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.27%	13.54%				11.91%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.35%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%				2.26%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%			2.07%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%			2.07%
Morgan Stanley Index: Bloomberg US Universal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%			2.07%
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	3.63%	0.35%				3.12%
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	3.63%	0.35%				3.12%
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	3.63%	0.35%				3.12%
Morgan Stanley Index: Morgan Stanley Index: Bloomberg Corporate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	3.63%	0.35%				3.12%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%	11.26%				13.37%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%	11.26%		13.28%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%	11.26%				13.37%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%	11.26%				13.37%
Morgan Stanley Index: Russell Mid Cap Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.02%	11.26%				13.37%
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	11.22%	7.41%				7.59%
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	11.22%	7.41%				7.59%
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	11.22%	7.41%				7.59%
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	11.22%	7.41%				7.59%
Morgan Stanley Index: Custom MSIM Global Allocation Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized MSIM Global Allocation Index
Average Annual Return, Percent	11.22%	7.41%				7.59%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%				6.17%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%				6.17%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%				6.17%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%	5.37%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%				6.17%
Morgan Stanley Index: Bloomberg US Corporates High Yield Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%	5.55%				6.17%
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.38%	2.98%			2.20%
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.38%	2.98%			2.20%
Morgan Stanley Index: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.38%	2.98%			2.20%